INCOME TAXES - Schedule of Reconciliation of Effective Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES
Net loss before provision for income taxes	$ (33,213)	$ (93,269)	$ (178,548)
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (8,303)	$ (23,317)	$ (44,637)
Expenses not deductible for tax purpose
Entertainment expenses exceeded the tax limit	96	132	91
Tax effect of impairment loss on property and equipment and intangible assets		302	12,539
Tax effect of unrealized net operating loss	30,854		0
Tax effect of other permanent differences	(1,118)	4,913	2,482
Changes in valuation allowance	(22,364)	17,080	28,815
Effect of preferential tax rates granted to PRC entities	1,215	689	670
Effect of income tax rate difference in other jurisdictions	311	351	673
Income tax expenses	$ 691	$ 150	$ 633
Effective tax rates	(2.10%)	(0.20%)	(0.40%)